Stonebridge Funds Trust
1625 Broadway, Suite 2200
Denver, CO 80202

March 2, 2005

Securities and Exchange Commission
450 Fifth Street N. W.
Washington, DC 20549

  Re:
  Stonebridge Funds Trust
  (File Nos. 2-12893, 811-00749)

Ladies and Gentlemen:

        Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to Stonebridge Funds Trust effective February 25, 2005 do not differ from those filed in the post-effective amendment no. 69 of the same date, which was filed electronically.

Sincerely,

/s/  JEFFREY W. MARK
Jeffrey W. Mark
Secretary